Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (87,106,856)	$ (8,786,739)	$ (5,995,756)
Adjustments to reconcile profit (loss)
Expected credit losses		404,210
Depreciation expenses	5,938,167	6,385,999	5,307,581
Amortization expenses	1,687,618	2,361,009	2,897,975
Loss (gain) on disposal of property, plant and equipment	70,698	(459)	856
Impairment loss			1,238,548
Loss on lease modification	48,488
Share listing expenses	70,104,989
Share option expenses	346,122	375,941	142,416
Interest expense	835,273	666,349	461,118
Interest income	(235,912)	(37,869)	(159,275)
Gains on reversal of accounts and other payables	(960,564)		(25,523)
Loss on disposal of subsidiaries	69,335		124,441
Gains on financial assets and liabilities at fair value through profit or loss	(405,008)
Changes in operating assets
Contract assets	914,452	(158,970)	(972,189)
Notes receivable			3,074,266
Accounts receivable	3,580,932	(1,579,304)	(5,060,026)
Inventories	83,598	(62,449)	68,568
Prepayments	(1,245,559)	344,354	(108,164)
Other receivables	(628,687)	(187,708)	79,218
Other current assets	(55,832)		(21,840)
Other non-current assets	55,361	(30,235)	(18,657)
Changes in operating liabilities
Contract liabilities	38,281	20,194
Notes payable	(66)	(35,835)	(5,850,712)
Accounts payable	(1,378,916)	1,371,017	3,102,523
Other payables	9,129	1,163,036	31,344
Provisions	(108,794)	837	103,850
Other current liabilities	23,017	28,566	(64,222)
Cash (outflow) inflow generated from operations	(8,320,734)	2,241,944	(1,643,660)
Interest received	235,912	37,869	159,275
Interest paid	(686,841)	(655,673)	(461,118)
Tax paid	(2,174)	(1,167)
Net cash flows (used in) from operating activities	(8,773,837)	1,622,973	(1,945,503)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(1,105,540)
Acquisition of property, plant and equipment	(2,935,249)	(7,496,271)	(4,121,887)
Proceeds from disposal of property, plant and equipment		459	6,180
Acquisition of intangible assets	(73,093)	(899,005)	(1,404,192)
Disposal in financial assets at amortized cost	2,187,890	135,937	26,483
Investment in financial assets at amortized cost		(1,579,329)	(2,245,333)
Decrease (increase) in guarantee deposits	368	(72,142)	5,087
Net cash flows used in investing activities	(1,925,624)	(9,910,351)	(7,733,662)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	12,492,935	5,000,000	3,508,961
Repayments of short-term borrowings	(20,089,523)	(327,098)
Proceeds from long-term borrowings	3,447,526	6,146,341	1,184,469
Repayments of long-term borrowings	(4,899,022)	(4,933,134)	(900,682)
Principal repayment of lease liabilities	(90,549)	(33,864)	(29,716)
Exercise of share options		135,520	112,004
Payment of transaction cost	(292,416)
Proceeds from capital reorganization	32,324,004
Exercise of warrants	714,230
Net cash flows from financing activities	23,607,185	5,987,765	3,875,036
Effect of foreign exchange rate changes	143,905	91,105	324,900
Net increase (decrease) in cash and cash equivalents	13,051,629	(2,208,508)	(5,479,229)
Cash and cash equivalents at beginning of year	9,944,748	12,153,256	17,632,485
Cash and cash equivalents at end of year	$ 22,996,377	$ 9,944,748	$ 12,153,256